Cover	Dec. 15, 2023
Cover [Abstract]
Entity Registrant Name	ENGlobal Corporation
Entity Central Index Key	0000933738
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 15, 2023
Entity File Number	001-14217
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	88-0322261
Entity Address Address Line 1	11740 Katy Fwy – Energy Tower III
Entity Address Address Line 2	11th floor
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77079
City Area Code	281
Local Phone Number	878-1000
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	ENG
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false